Fair Value Disclosures (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value disclosure
Cost or Amortized Cost	$ 141,723
Level 3 | Single broker quotes
Fair value disclosure
Cost or Amortized Cost	79	462
Level 3 | Independent and non-binding broker quotes
Fair value disclosure
Cost or Amortized Cost	2,330	1,022
Non-recurring basis
Fair value disclosure
Goodwill	$ 0	$ 0	$ 0